UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:               March 31, 2006
                                                       -------------------------

Check here if Amendment  [  ];                     Amendment Number: ___________

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               CornerCap Investment Counsel, Inc.
Address:            The Peachtree, Suite 1700
                    1355 Peachtree Street, N.E.
                    Atlanta, Georgia  30309

Form 13F File Number:    28- 7208
                            -------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:          Thomas E. Quinn
     Title:         Chief Executive Officer
     Phone:         (404) 870-0100

Signature, Place, and Date of Signing:

        /s/ Thomas E. Quinn           Atlanta, Georgia             5/05/05
     --------------------------     -----------------------      -----------
          [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

     NONE

                            Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              None
                                             -------------------------

Form 13F Information Table Entry Total:         112
                                             -------------------------

Form 13F Information Table Value Total:      $  401,145
                                             -------------------------
                                                    (thousands)


List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

                                                    FORM 13F INFORMATION TABLE
                                                    --------------------------

         COLUMN 1                    COLUMN 2      COLUMN 3     COLUMN 4     COLUMN 5           COLUMN 6  COLUMN 7      COLUMN 8
                                                                                                                   VOTING AUTHORITY
                                                                                                                   ----------------
       NAME OF ISSUER                 TITLE OF               VALUE      SHRS OR  SH/  PUT/  INVESTMENT   OTHER
       --------------                  CLASS     CUSIP    (x$1,000)    PRN  AMT  PRN  CALL  DISCRETION  MANAGERS SOLE   SHARED  NONE
                                     -------     -----     ---------   --------  ---  ----  ----------  -------- ----   ------  ----
ABM Industries Inc                      COM        000957100     2583     134750   SH          SOLE              134750
Adaptec Inc                             COM        00651F108     1878     339615   SH          SOLE              339615
Alcoa Inc                               COM        013817101     6119     200213   SH          SOLE              200213
Allied Capital Inc                      COM        01903Q108     6784     221704   SH          SOLE              221704
American Axle & Mfg                     COM        024061103     2666     155630   SH          SOLE              155630
American Italian Pasta                  COM        027070101     1081     172745   SH          SOLE              172745
Anheuser-Busch Cos Inc                  COM        035229103     2854      66727   SH          SOLE               66727
Apogee Enterprises                      COM        037598109     3200     189590   SH          SOLE              189590
Apria Healthcare Group Inc              COM        037933108     3254     141620   SH          SOLE              141620
Arkansas Best Corp                      COM        040790107     3443      88020   SH          SOLE               88020
Armor Holdings Inc                      COM        042260109     5146      88280   SH          SOLE               88280
Arvinmeritor Inc                        COM        043353101     3697     247975   SH          SOLE              247975
Bank of America                         COM        060505104     6182     135750   SH          SOLE              135750
Bank of New York                        COM        064057102     5003     138823   SH          SOLE              138823
BB&T Corp                               COM        054937107      604      15405   SH          SOLE               15405
Bear Stearns                            COM        073902108     7288      52548   SH          SOLE               52548
Beazer Homes USA Inc                    COM        07556Q105     3585      54563   SH          SOLE               54563
Bellsouth Corp                          COM        079860102      655      18900   SH          SOLE               18900
Blyth Inc                               COM        09643P108     2624     124838   SH          SOLE              124838
Boston Scientific Corp                  COM        101137107     3986     172935   SH          SOLE              172935
Briggs & Stratton Corp                  COM        109043109     5318     150360   SH          SOLE              150360
Brunswick Corp                          COM        117043109     2868      73810   SH          SOLE               73810
Brush Engineered Materials              COM        117421107     2514     127305   SH          SOLE              127305
Cendant Corp                            COM        151313103      666      38400   SH          SOLE               38400
Cigna Corp                              COM        125509109     8921      68300   SH          SOLE               68300
Citigroup Inc                           COM        172967101      208       4413   SH          SOLE                4413
Clark Inc                               COM        181457102     2299     194680   SH          SOLE              194680
Comerica Inc                            COM        200340107     5432      93704   SH          SOLE               93704
Conagra Foods                           COM        205887102     2516     117235   SH          SOLE              117235
ConocoPhillips                          COM        20825C104      202       3200   SH          SOLE                3200
Convergys Corp                          COM        212485106     5386     295773   SH          SOLE              295773
Cooper Cos Inc                        COM NEW      216648402     2167      40105   SH          SOLE               40105
Countrywide Financial Corp              COM        222372104     5682     154814   SH          SOLE              154814
Crane Co                                COM        224399105     3452      84164   SH          SOLE               84164
CTS Corp                                COM        126501105     3812     284930   SH          SOLE              284930
Curtiss Wright                          COM        231561101     2185      33005   SH          SOLE               33005
Diebold Inc                             COM        253651103     4654     113238   SH          SOLE              113238
Dionex Corp                             COM        254546104     1841      29940   SH          SOLE               29940
Donnelley & Sons Co                     COM        257867101     6175     188724   SH          SOLE              188724
DTE Energy Co                           COM        233331107     5839     145642   SH          SOLE              145642
Duke Energy Corp                        COM        264399106      353      12100   SH          SOLE               12100
Eaton Corp                              COM        278058102     6351      87033   SH          SOLE               87033
Elkcorp                                 COM        287456107     3969     117586   SH          SOLE              117586
Everest Re Group LTD                    COM        G3223R108     6314      67621   SH          SOLE               67621
Exxon Mobile Corp                       COM        30231g102      839      13785   SH          SOLE               13785
Federal Natl Mtg Assn                   COM        313586109     2708      52682   SH          SOLE               52682
First Citizens Bank Class B             COM        31946M202      221       1175   SH          SOLE                1175
FirstEnergy Corp                        COM        337932107     6987     142875   SH          SOLE              142875
FirstMerit Corp Com                     COM        337915102     3092     125401   SH          SOLE              125401
Freds Inc                               COM        356108100     2070     156135   SH          SOLE              156135
Friedman Billings                       COM        358434108     1880     200425   SH          SOLE              200425
G B & T Bancshares Inc                  COM        361462104      260      11615   SH          SOLE               11615
Gannett Inc                             COM        364730101     3903      65140   SH          SOLE               65140
General Electric Co                     COM        369604103      214       6145   SH          SOLE                6145
Goodrich Corp                           COM        382388106     6835     156726   SH          SOLE              156726
H&R Block                               COM        093671105     2926     135130   SH          SOLE              135130
HCC Ins Hldgs Inc                       COM        404132102     4539     130426   SH          SOLE              130426
Headwaters Inc                          COM        42210p102     5227     131375   SH          SOLE              131375
Helen of Troy Ltd                       COM        G4388N106     2660     125490   SH          SOLE              125490
Home Depot                              COM        437076102      205       4851   SH          SOLE                4851
Intel Corp                              COM        458140100     2725     140055   SH          SOLE              140055
ISHARES TR                        MSCI EMERG MKT   464287234      401       4050   SH          SOLE                4050
ISHARES INC                       MSCI EMU INDEX   464286608      624       7160   SH          SOLE                7160
ISHARES INC                         MSCI JAPAN     464286848      524      36385   SH          SOLE               36385
ISHARES INC                       MSCI PAC J IDX   464286665      264       2520   SH          SOLE                2520
John H Harland Co                       COM        412693103     2645      67300   SH          SOLE               67300
Johnson Controls Inc                    COM        478366107     8411     110769   SH          SOLE              110769
Jones Apparel Group Inc                 COM        480074103     6418     181459   SH          SOLE              181459
K2 Inc                                  COM        482732104     3934     313475   SH          SOLE              313475
Kellwood Co                             COM        488044108     3229     102865   SH          SOLE              102865
Koninklijke Philips Electrs        NY REG SH NEW   500472303      254       7550   SH          SOLE                7550
Libbey Inc                              COM        529898108     1487     210040   SH          SOLE              210040
LSI Logic Corp                          COM        502161102     9514     822978   SH          SOLE              822978
Main Street Bank Inc                    COM        56034R102      274      10580   SH          SOLE               10580
Marsh & McLennan                        COM        571748102     1708      58177   SH          SOLE               58177
Olin Corp                               COM        680665205     3367     156830   SH          SOLE              156830
Orbotech Ltd                            COM        m75253100     4941     200595   SH          SOLE              200595
Owens Ill Inc                         COM NEW      690768403     3413     196476   SH          SOLE              196476
Pfizer Inc                              COM        717081103     6510     261229   SH          SOLE              261229
Plantronics Inc                         COM        727493108     2553      72070   SH          SOLE               72070
Polaris Industries Inc                  COM        731068102     4197      76925   SH          SOLE               76925
PPG Industries                          COM        693506107     6942     109582   SH          SOLE              109582
Quest Diagnostics Inc                   COM        74834L100     3099      60417   SH          SOLE               60417
Regions Financial                       COM        758940100      892      25351   SH          SOLE               25351
Regis Corp                              COM        758932107     2932      85030   SH          SOLE               85030
Reinsurance Group Amer Inc              COM        759351109     3691      78060   SH          SOLE               78060
Royal Bank of Canada                    COM        780087102      401       4755   SH          SOLE                4755
Ruby Tuesday Inc                        COM        781182100     2443      76150   SH          SOLE               76150
Sabre Holdings Corp                     COM        785905100     3263     138670   SH          SOLE              138670
Safeway Inc                             COM        786514208     4837     192573   SH          SOLE              192573
Sara Lee Corp                           COM        803111103     5736     320785   SH          SOLE              320785
St Paul Travelers                       COM        792860108     5773     138143   SH          SOLE              138143
Standex International Corp              COM        854231107     3889     122834   SH          SOLE              122834
Stewart Enterprises                     COM        860370105      102      17840   SH          SOLE               17840
Streettracks Ser Tr Wilshire R     WILSHIRE REIT   86330E604     1307      16800   SH          SOLE               16800
Suntrust Banks Inc                      COM        867914103      568       7809   SH          SOLE                7809
Superior Industries International       COM        868168105     1258      64970   SH          SOLE               64970
Technitrol Inc                          COM        878555101     1910      79635   SH          SOLE               79635
Telefonos de Mexico SA            SPON ADR ORD L   879403780     7989     355375   SH          SOLE              355375
Timken Co                               COM        887389104     4687     145228   SH          SOLE              145228
Tyco International Ltd                  COM        902124106     5146     191427   SH          SOLE              191427
Unitedhealth Group                      COM        91324P102     7360     131765   SH          SOLE              131765
Universal Corp                          COM        913456109     3480      94635   SH          SOLE               94635
US Bancorp                              COM        902973304     7012     229897   SH          SOLE              229897
USX-Marathon Group                      COM        565849106     5129      67331   SH          SOLE               67331
UTStarCom Inc                           COM        918076100     3187     506740   SH          SOLE              506740
VF Corp                                 COM        918204108     6949     122135   SH          SOLE              122135
Wachovia Corp 2nd New                   COM        929903102    10191     181817   SH          SOLE              181817
Washington Federal Inc                  COM        938824109     3694     152634   SH          SOLE              152634
Washington Mutual Inc                   COM        939322103     5138     120563   SH          SOLE              120563
Webster Financial Corp                  COM        947890109     2778      57320   SH          SOLE               57320
Wyeth                                   COM        983024100     5647     116377   SH          SOLE              116377

REPORT SUMMARY          112 DATA RECORDS          $401,145      0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


